Consolidated Statements Of Changes In Partners' Capital (Deficit) $ in Thousands	USD ($)
Balance, Beginning at Dec. 31, 2013	$ (160,107)
Statement of Partners' Capital [Abstract]
Distributions	(539)
Net income (loss)	99,200
Balance, Ending at Dec. 31, 2014	(61,446)
Statement of Partners' Capital [Abstract]
Contributions	20,000
Distributions	(3,810)
Net income (loss)	(131,793)
Balance, Ending at Dec. 31, 2015	(177,049)
Statement of Partners' Capital [Abstract]
Contributions	377,076
Net income (loss)	(167,921)
Balance, Ending at Dec. 31, 2016	32,106
Statement of Partners' Capital [Abstract]
Net income (loss)	(14,603)
Balance, Ending at Sep. 30, 2017	$ 217,503